EMPLOYEE BENEFIT PLANS, Multiemployer Benefit Plans (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and Retirement Expenses [Abstract]
Service cost	$ 7	$ 7	$ 22	$ 23
Non-service pension benefit	(16)	(47)	(47)	(124)	$ 154	$ 168	$ 139
Net periodic pension benefit - employer	(9)	(11)	(25)	(33)
UTC Sponsored Defined Benefit Plans [Member]
Pension and Retirement Expenses [Abstract]
Service cost	0	4	0	13	18	22	23
Non-service pension benefit	0	(20)	(2)	(59)	(81)	(80)	(57)
Net periodic pension benefit - employer	$ 0	$ (16)	$ (2)	$ (46)	$ (63)	(58)	(34)
Pension Plan [Member]
Multiemployer Plan, Pension, Significant [Abstract]
Minimum funding percentage, individually significant					At least 80 percent
Pension and Retirement Expenses [Abstract]
Service cost					$ 31	33	34
Net periodic pension benefit - employer					(41)	(55)	$ (48)
Pension Plan [Member] | Pension Fund [Member]
Multiemployer Plan, Pension, Significant [Abstract]
Contributions					$ 20	$ 21
Pension Plan [Member] | Metal and Technology Industry Pension Plan [Member]
Multiemployer Plan, Pension, Significant [Abstract]
Zone Status					Green	Green
FIP/RP Status Pending/Implemented					No
Contributions					$ 6	$ 6
Surcharge imposed					No
Expiration date of Collective-Bargaining Agreement					Sep. 30, 2021
Pension Plan [Member] | Other Funds [Member]
Multiemployer Plan, Pension, Significant [Abstract]
Contributions					$ 14	$ 15